Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Activity
The compensation expense and associated tax benefit were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Compensation expense:
Restricted stock units	$29,453	$23,539	$26,833
Performance stock units	12,591	6,130	14,679
Total compensation expense	$42,044	$29,669	$41,512
Tax benefit recognized on compensation expense	$10,545	$3,965	$13,253

Schedule of Restricted Stock Activity
A summary of restricted stock unit activity during the year ended December 31, 2021 is presented below:

Restricted Stock Units	Grants	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2021	2,057,045	$29.76
Granted	564,146	$33.95
Vested	(840,648)	$33.76
Forfeited	(176,003)	$29.98
Outstanding at December 31, 2021	1,604,540	$29.11

Schedule Of Performance Share Activity
A summary of performance share unit activity and changes during the year ended December 31, 2021 is presented below:

Performance Share Units	Grants	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2021	635,204	$35.45
Granted	320,717	$38.50
Vested	(53,145)	$84.35
Forfeited	(38,150)	$37.27
Outstanding at December 31, 2021	864,626	$33.49